UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2653

DREYFUS BOND FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/05

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus
Municipal	Bond
Fund

SEMIANNUAL REPORT February 28, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The	Fund

Dreyfus Municipal
Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Municipal Bond Fund covers the six-month period from September 1, 2004, through February 28, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Paul Disdier.

The reporting period generally was a good one for municipal bonds. Longer-term tax-exempt securities rallied as investors became more confident in the economic recovery and fiscal conditions improved for many issuers. The municipal bond market’s performance over the reporting period defied conventional wisdom, which holds that most bonds should lose value when interest rates rise. Other factors including low inflation, strong institutional demand and moderating issuance volume more than offset the potentially eroding effects of higher interest rates.

We believe that the municipal bond market’s unexpected strength is yet another example of why investors should resist the temptation to time the markets. Instead, we believe that most investors should remain broadly diversified across asset classes and individual securities. Your financial advisor can help you diversify your portfolio in a way that allows you to participate in the markets’ longer-term returns while providing a measure of protection from shorter-term volatility.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Paul Disdier, Senior Portfolio Manager

How did Dreyfus Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended February 28, 2005, the fund achieved a total return of 2.42% .1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.40% for the same period.2 In addition, the average total return for all funds reported in the Lipper General Municipal Debt Funds category was 2.14% .3

Despite rising short-term interest rates, longer-term municipal bonds fared relatively well as investors’ inflation expectations remained low and supply-and-demand factors were favorable.The fund produced a return that was in line with its benchmark and higher than its Lipper category average.We attribute this result primarily to the fund’s focus on longer-dated securities and a slightly longer average duration relative to its benchmark, which enabled the fund to participate more fully in price gains as the longer end of the market moved to lower yields.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

investment, the portfolio manager may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income or that are trading at attractive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or premium bonds will change along with the portfolio manager’s changing views of the current interest-rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates during the reporting period in an attempt to forestall a potential acceleration of inflation and move away from the aggressively accommodative monetary policy of the past several years. Although longer-term bonds historically have tended to lose value when the Fed tightens monetary policy, this time has proved to be an exception so far. Longer-term municipal bonds rallied for much of the reporting period as investors’ inflation expectations remained low in a moderately growing economy.

In addition, municipal bond prices were supported during the reporting period by favorable supply-and-demand dynamics. The fiscal conditions of many municipal issuers improved in the recovering economy, enabling them to balance their budgets and reduce their borrowing activities.As a result, the supply of newly issued bonds fell compared to the same period one year earlier.Yet, demand for tax-exempt securities remained strong from traditional institutional investors, such as insurance companies, and non-traditional investors, such as hedge funds.

We maintained the fund’s average duration in a range we considered slightly longer than the Index, a position that was designed to avoid the heightened volatility generally experienced by shorter-dated secu-

4

rities during the reporting period. In addition, the fund’s relatively long average duration enabled it to capture incrementally higher yields and participate more fully in opportunities for capital appreciation during market rallies.

The fund also benefited from our security selection strategy, including additions to its holdings of higher-yielding tax-exempt bonds backed by airlines, health care facilities, pollution control facilities and revenues from the states’ settlement of litigation with U.S. tobacco companies. When making new purchases, we typically favored premium-structured bonds with strong income characteristics.

What is the fund’s current strategy?

As of the reporting period’s end, we have maintained our focus on securities in the 15- to 25-year maturity range in anticipation of further short-term interest rate hikes by the Fed. Because yield differences among bonds of various maturities have narrowed beyond historical norms, it makes little sense to us to assume the risks that even longer maturities typically entail. In addition, we currently intend to maintain the fund’s holdings of higher-yielding bonds, which we believe should benefit from the effects of a stronger U.S. economy and robust investor demand for tax-exempt investment income.

March 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 30, 2004.The agreement was then extended to May 31, 2005, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2004 to February 28, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2005

Expenses paid per $1,000 †	$ 3.36
Ending value (after expenses)	$1,024.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2005

Expenses paid per $1,000 †	$ 3.36
Ending value (after expenses)	$1,021.47

† Expenses are equal to the fund’s annualized expense ratio of .67%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments—96.4%	Amount ($)		Value ($)

Alabama—5.3%
Alabama Housing Finance Authority, SFMR:
6.45%, 10/1/2025 (Collateralized; FNMA)	1,730,000		1,766,416
6.10%, 10/1/2027 (Collateralized; GNMA)	3,385,000		3,508,282
Alabama Public School and College Authority:
9.366%, 7/1/2015	11,760,000	[a,b]	14,227,718
(Capital Improvement) 5.50%, 7/1/2019	29,250,000		32,231,160
Courtland Industrial Development Board, EIR
(International Paper Co.) 6.25%, 8/1/2025	8,000,000		8,586,560
Jefferson County, Limited Obligation School Warrants:
5.25%, 1/1/2019	23,000,000		24,591,600
5.25%, 1/1/2020	20,000,000		21,323,400
5.50%, 1/1/2021	5,000,000		5,425,650
Alaska—1.2%
Alaska Energy Authority, Power Revenue (Bradley Lake)
6%, 7/1/2017 (Insured; FSA)	5,730,000		6,791,196
Alaska Housing Finance Corp.
10.112%, 12/1/2019 (Insured; MBIA)	10,000,000	[a,b]	10,903,000
Anchorage, Electric Utility Revenue
6.50%, 12/1/2015 (Insured; MBIA)	6,135,000		7,565,989
Arizona—2.4%
Maricopa County Pollution Control Corp., PCR
(Southern California Edison Co.) 2.90%, 3/2/2009	14,000,000		13,748,280
The Industrial Development Authority of the County of
Apache, PCR (Tucson Electric Power Co. Project):
5.85%, 3/1/2028	7,750,000		7,749,225
5.875%, 3/1/2033	28,570,000		28,566,857
California—10.4%
California:
Economic Recovery:
5%, 7/1/2016	14,500,000		15,636,945
5%, 7/1/2017	18,500,000		19,928,755
GO:
5.50%, 4/1/2028	11,260,000		12,351,882
5.50%, 4/1/2030	5,000,000		5,465,100
California Department of Water Resource, Revenue:
Power Supply:
5.25%, 5/1/2011 (Insured; FSA)	12,000,000		13,321,800
5.125%, 5/1/2019 (Insured; FGIC)	21,090,000		22,666,899
5.125%, 5/1/2019	20,500,000		21,953,245
Water (Central Valley Project):
5.50%, 12/1/2016 (Prerefunded 12/1/2011)	1,280,000	[c]	1,452,749
5.50%, 12/1/2016	6,390,000		7,195,843

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

California (continued)
California Public Works Board, LR:
(Department of Mental Health-Coalinga)
5.125%, 6/1/2029	7,000,000	7,282,100
(Various University of California Projects)
5.50%, 6/1/2014	9,750,000	10,897,282
California Statewide Communities Development
Authority, Revenue:
(Daughters of Charity Health System)
5%, 7/1/2039	14,185,000 [d]	14,267,131
(Kaiser Permanente) 2.30%, 5/1/2007	10,000,000	9,853,700
Chula Vista, Industrial Development Revenue
(San Diego Gas and Electric) 5.50%, 12/1/2021	10,000,000	10,706,100
Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset—Backed Bonds:
5.50%, 6/1/2033 (Insured; FGIC)	14,000,000	15,293,740
5.50%, 6/1/2043	28,495,000	30,450,327
Connecticut—1.3%
Connecticut Resource Recovery Authority
(American Fuel Co. Project) 6.45%, 11/15/2022	7,325,000	7,419,492
Mashantucket Western Pequot Tribe, Special Revenue:
6.40%, 9/1/2011 (Prerefunded 9/1/2007)	9,170,000 [b,c]	9,988,606
6.40%, 9/1/2011	9,330,000 [b]	9,869,274
Delaware—.1%
Delaware Housing Authority, Senior SFMR
6.45%, 1/1/2026	2,555,000	2,567,622
District of Columbia—.6%
District of Columbia Tobacco Settlement Financing Corp.
6.50%, 5/15/2033	11,750,000	12,435,142
Florida—2.7%
Florida Board of Education Capital Outlay
(Public Education) 5.50%, 6/1/2016	12,000,000	13,445,760
Florida Department of Environmental Protection, Revenue
5.75%, 7/1/2013 (Insured; FGIC)	10,270,000	11,624,613
Orange County, Health Facilities Authority, Revenue
(Orlando Regional Healthcare) 6%, 12/1/2028	2,090,000	2,272,833
Orlando Utilities Commission,
Water and Electric Revenue
6.75%, 10/1/2017	15,875,000	19,752,151
Tampa, Utility Tax and Special Revenue
5.75%, 10/1/2013 (Insured; AMBAC)	9,100,000	10,530,884

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Georgia—4.1%
Atlanta Development Authority, Student Housing Revenue
(ADA/CAU Partners Inc.) 6.25%, 7/1/2014 (Insured; ACA)	4,605,000	5,122,372
Augusta Water and Sewer, Revenue
5.25%, 10/1/2039 (Insured; FSA)	7,000,000	7,500,290
Chatham County Hospital Authority, Revenue
Improvement (Memorial Health University)
5.75%, 1/1/2029	4,000,000	4,299,240
Fulton County Facilities Corp., COP
(Fulton County, Georgia Public Purpose Project)
5.50%, 11/1/2018 (Insured; AMBAC)	11,630,000	12,966,752
Georgia:
5.80%, 11/1/2009	19,580,000	22,350,962
5.80%, 11/1/2009	20,000,000	22,830,400
Milledgeville-Baldwin County Development Authority,
Revenue (Georgia College and State University
Foundation) 5.625%, 9/1/2030	4,000,000	4,193,760
Private Colleges and Universities Authority, Revenue
(Mercer University Project) 5.75%, 10/1/2031	6,000,000	6,381,960
Hawaii—.8%
Hawaii 5.80%, 9/1/2009 (Insured; FSA)	14,000,000	15,792,280
Idaho—.7%
Idaho Housing Agency, Multi-Family Housing
6.70%, 7/1/2024	9,470,000	9,651,635
Power County Industrial Development Corp.,
SWDR (FMC Corp. Project) 6.45%, 8/1/2032	4,750,000	4,873,975
Illinois—3.4%
Chicago O’hare International Airport, Revenue:
General Airport Third Lien
5.75%, 1/1/2024 (Insured; FSA)	9,215,000	10,213,630
Special Facilities (American Airlines Inc. Project)
8.20%, 12/1/2024	3,595,000	3,022,604
Cook County 5.50%, 11/15/2012 (Insured; FGIC)
(Prerefunded 5/15/2011)	12,000,000 [c]	13,493,880
Illinois Finance Authority, Revenue
(Northwestern Memorial Hospital)
5.50%, 8/15/2043	22,310,000	23,795,623
Illinois Health Facilities Authority, Revenue
(Advocate Health Care Network)
6.125%, 11/15/2022	10,000,000	11,158,900

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Illinois (continued)
Illinois Housing Development Authority:
Multi-Family Housing (Lawndale Redevelopment
Project) 6.90%, 12/1/2026 (Collateralized; FHA)	1,210,000	1,246,215
(Multi-Family Program) 6.75%, 9/1/2021	8,750,000	8,763,387
Indiana—.6%
Indiana Transportation Finance Authority, Highway
Revenue 5.75%, 12/1/2021 (Insured; FGIC)	10,000,000	11,924,400
Iowa—.1%
Iowa Finance Authority, SFMR
(Mortgage Backed Securities Program)
6.65%, 7/1/2028 (Collateralized; FNMA)	2,285,000	2,333,076
Kansas—1.0%
Wichita, Hospital Revenue Facilities Improvement
(Christi Health System) 5.50%, 11/15/2026	7,000,000	7,393,050
Wyandotte County Kansas City, Unified Government
Utility System Revenue
5.60%, 9/1/2023 (Insured; AMBAC)	12,010,000	13,957,902
Kentucky—.7%
City of Ashland, Sewage and Solid Waste Revenue
(Ashland Inc. Project) 7.125%, 2/1/2022	5,170,000	5,304,730
Mount Sterling, LR (Kentucky League Cities Funding)
6.10%, 3/1/2018	7,955,000	9,423,652
Louisiana—.7%
Parish of West Feliciana, PCR (Gulf States Utilities-I)
7.70%, 12/1/2014	14,000,000	14,394,100
Maryland—.7%
Community Development Administration, Department
of Housing and Community Development State
of Maryland 10.312%, 7/1/2039	5,000,000 [a,b]	5,372,950
Maryland Economic Development Corp., Student
Housing Revenue (Frostburg State University
Project) 6.25%, 10/1/2033	8,580,000	8,999,219
Massachusetts—2.0%
Massachusetts 10.397%, 2/1/2015	10,000,000 [a,b]	12,733,900
Massachusetts Housing Finance Agency, Revenue:
Housing:
6.50%, 7/1/2025 (Insured; AMBAC)	3,580,000	3,667,245
6.60%, 1/1/2037 (Insured; AMBAC)	6,135,000	6,279,909
Single Family Housing 7.125%, 6/1/2025	2,055,000	2,057,404

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue (Nuclear Project
Number 4 Issue) 5.25%, 7/1/2013 (Insured; MBIA)	10,000,000		11,070,600
Massachusetts Special Obligation Dedicated Tax,
Revenue 5.25%, 1/1/2024 (Insured; FGIC)	5,000,000		5,416,800
Michigan—3.1%
The Economic Development Corp. of the County of
Gratiot, Limited Obligation EDR (Danly Die Set Project)
7.625%, 4/1/2007	3,200,000		3,190,560
Michigan Building Authority, Revenue (Facilities Program)
5%, 10/15/2009 (Insured; FSA)	19,000,000		20,581,180
Michigan Hospital Finance Authority:
HR (Genesys Health System Obligated Group):
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	15,000,000	[c]	15,806,250
7.50%, 10/1/2027 (Prerefunded 10/1/2005)	15,300,000	[c]	15,766,650
Revenue (Oakwood Obligated Group)
5.50%, 11/1/2016	8,165,000		8,902,871
Minnesota—1.0%
Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue 5.75%, 1/1/2032
(Insured; FGIC)	5,000,000		5,529,650
Minnesota Housing Finance Agency,
Single Family Mortgage:
6.50%, 7/1/2024	4,530,000		4,625,900
6.45%, 7/1/2025	7,195,000		7,346,743
Shakopee Health Care Facilities, Revenue
(Saint Francis Regional Medical Center)
5.25%, 9/1/2034	3,000,000		3,069,870
Missouri—1.5%
Missouri Board of Public Buildings (Special Obligation)
5.50%, 10/15/2010	12,205,000		13,668,379
Missouri Higher Education Loan Authority,
Student Loan Revenue 6.75%, 2/15/2009	11,500,000		11,855,350
The City of Saint Louis, Airport Revenue
(Airport Development Program)
5.625%, 7/1/2016 (Insured; MBIA)	5,000,000		5,585,750
Nebraska—2.6%
Omaha Public Power District, Electric Revenue
5.50%, 2/1/2014	47,300,000		53,612,185

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Nevada—.8%
Clark County, IDR (Nevada Power Co. Project)
5.90%, 11/1/2032	15,000,000	14,751,450
Nevada Housing Division (Single Family Program)
6.80%, 4/1/2027	1,600,000	1,607,936
New Hampshire—1.3%
Business Finance Authority of the State of
New Hampshire, PCR (Public Service Co.)
6%, 5/1/2021 (Insured; MBIA)	15,500,000	16,958,705
New Hampshire Housing Finance Authority:
Multi-Family Housing:
7.55%, 7/1/2013	1,435,000	1,580,724
(Mariners Village Project)
6.60%, 1/1/2038 (Collateralized; FHA)	7,365,000	7,518,708
Single Family Residential Mortgage
6.85%, 1/1/2025	1,805,000	1,805,578
New Jersey—7.5%
New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5.50%, 6/15/2024	7,615,000	8,018,290
5.50%, 6/15/2031	9,865,000	10,238,588
PCR (Public Service Electric and Gas Co. Project)
6.40%, 5/1/2032 (Insured; MBIA)	32,040,000	33,087,708
New Jersey Transit Corp., COP,
Federal Transit Administration Grants
5.75%, 9/15/2014 (Insured; AMBAC)
(Prerefunded 9/15/2010)	15,000,000 [c]	17,003,100
New Jersey Transportation Trust Fund Authority:
10.397%, 6/15/2012	12,330,000 [a,b]	16,456,851
(Transportation System):
5.50%, 12/15/2013 (Insured; FSA)	15,900,000	18,028,851
5.75%, 6/15/2018	7,750,000	9,037,197
5.75%, 6/15/2020	12,645,000	14,847,633
New Jersey Turnpike Authority, Turnpike Revenue
9.874%, 1/1/2017 (Insured; MBIA)	15,000,000 [a,b]	18,213,000
Tobacco Settlement Financing Corp. of New Jersey
7%, 6/1/2041	11,685,000	12,549,807
New Mexico—.5%
New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien) 5.25%, 6/15/2020 (Insured; MBIA)	8,000,000	8,785,840

12

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

New Mexico (continued)
New Mexico Mortgage Financing Authority
6.80%, 1/1/2026	1,940,000		1,990,479
New York—12.6%
Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2012 (Insured; FSA)	10,000,000		11,415,100
5.50%, 12/1/2013 (Insured; FSA)	25,860,000		29,699,434
Metropolitan Transportation Authority:
Revenue
5.50%, 11/15/2014 (Insured; AMBAC)	18,000,000		20,638,440
State Service Contract:
5.75%, 1/1/2016	8,000,000		9,209,920
5.75%, 1/1/2018	17,025,000		19,742,190
Nassau County Industrial Development Agency, IDR
(KeySpan-Glenwood Energy Center, LLC Project)
5.25%, 6/1/2027	10,000,000		10,347,900
New York City:
5.50%, 5/15/2015 (Insured; MBIA)	11,180,000		12,322,931
5.75%, 3/1/2018	14,185,000		15,810,034
5%, 8/1/2021	10,000,000		10,509,700
5.25%, 8/15/2024	18,500,000		19,728,400
New York City Transitional Finance Authority, Revenue:
9.374%, 11/1/2018 (Prerefunded 5/1/2010)	14,550,000	[a,b,c]	17,721,609
(Future Tax Secured):
5.75%, 2/15/2015 (Prerefunded 2/15/2010)	5,100,000	[c]	5,785,032
5.75%, 2/15/2015	11,910,000		13,339,915
New York State Dormitory Authority, Revenue:
(City University) 7.50%, 7/1/2010	5,000,000		5,604,050
(State University Educational Facilities)
5.50%, 5/15/2013 (Insured; FGIC)	20,350,000		23,053,905
New York State Environmental Facilities Corp.,
State Clean Water and Drinking Water Revolving Funds
Revenue (New York City Municipal Water Finance
Authority Projects) (Second Resolution Bonds)
5.50%, 6/15/2017	7,100,000		8,272,707
Tobacco Settlement Financing Corp. of New York,
Asset Backed Revenue
5.25%, 6/1/2022 (Insured; AMBAC)	10,000,000		10,758,200
Triborough Bridge and Tunnel Authority,
Revenues (General Purpose)
5.50%, 1/1/2032	20,000,000		21,373,200

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

North Carolina—1.6%
Charlotte 5.25%, 2/1/2015	9,380,000	10,148,222
North Carolina Eastern Municipal Power Agency,
Power System Revenue:
5.50%, 1/1/2011	10,000,000	10,863,500
5.50%, 1/1/2012	10,000,000	10,917,600
North Carolina Housing Finance Agency,
Single Family Revenue 6.50%, 9/1/2026	2,205,000	2,251,459
Oklahoma—1.0%
Claremore Industrial and Redevelopment Authority,
EDR (Yuba Project) 8.375%, 7/1/2011	7,500,000	7,517,700
Grand River Dam Authority, Revenue
5%, 6/1/2012 (Insured; FSA)	11,500,000	12,631,485
Oregon—.2%
Klamath Falls, Electric Revenue
(Senior Lien-Klamath Cogen) 6%, 1/1/2025	5,000,000	5,032,500
Pennsylvania—4.5%
Allegheny County:
5%, 11/1/2016 (Insured; FGIC)	23,275,000	25,389,301
5%, 11/1/2017 (Insured; FGIC)	10,000,000	10,857,900
Delaware County Industrial Development Authority,
Water Facilities Revenue (Philadelphia Suburban
Water) 6.35%, 8/15/2025 (Insured; FGIC)	10,000,000	10,355,200
Montgomery County Industrial Development Authority,
Revenue (Mortgage-Whitemarsh Continuing Care)
6.25%, 2/1/2035	8,305,000	8,451,915
Pennsylvania 5.375%, 7/1/2018 (Insured; FSA)	20,000,000	22,966,000
Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue
(Reliant Energy):
6.75%, Series A, 12/1/2036	10,000,000	10,699,700
6.75%, Series B, 12/1/2036	5,500,000	5,884,835
Rhode Island—.0%
Rhode Island Housing and Mortgage Finance Corp.
(Homeownership Opportunity) 6.50%, 4/1/2027	300,000	300,396
South Carolina—1.2%
Greenville County School District, Installment
Purchase Revenue (Building Equity Sooner
for Tomorrow) 5.875%, 12/1/2019	4,000,000	4,513,720

14

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

South Carolina (continued)
Securing Assets For Education, Installment Purchase
Revenue (The School District of Berkeley County,
South Carolina Project) 5%, 12/1/2028	15,405,000	15,655,177
South Carolina Housing Finance and
Development Authority, Mortgage Revenue:
6.75%, 7/1/2026	1,885,000	1,920,627
6.70%, 7/1/2027	3,080,000	3,153,550
Texas—9.1%
Alliance Airport Authority Inc.,
Special Facilities Revenue:
(American Airlines Inc. Project) 7.50%, 12/1/2029	8,000,000	5,765,680
(Federal Express Corp. Project) 6.375%, 4/1/2021	34,070,000	35,954,412
Austin Convention Enterprises Inc., Convention
Center Hotel, Second Tier Revenue 5.75%, 1/1/2032	16,000,000	16,559,360
Brazos River Authority, PCR (TXU Electric Co. Project):
5.75%, 11/1/2011	11,500,000	12,404,590
6.75%, 10/1/2038	5,790,000	6,328,702
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport, Revenue:
Facilities Improvement Corp. (Bombardier Inc.)
6.15%, 1/1/2016	4,800,000	4,831,872
Joint Improvement:
5.75%, 11/1/2014 (Insured; FGIC)	15,070,000	16,766,731
5.75%, 11/1/2015 (Insured; FGIC)	10,000,000	11,105,300
Harris County Hospital District, Mortgage Revenue:
7.40%, 2/15/2010 (Insured; AMBAC)	1,930,000	2,117,673
7.40%, 2/15/2010 (Insured; AMBAC)	3,785,000	4,239,086
Harris County-Houston Sports Authority,
Third Lien Revenue:
Zero Coupon, 11/15/2033 (Insured; MBIA)	23,245,000	4,864,714
Zero Coupon, 11/15/2035 (Insured; MBIA)	14,500,000	2,689,895
Houston:
Airport System Revenue, Special
Facilities (Continental Airlines):
7%, 7/1/2029	5,800,000	5,043,158
Airport Improvement 6.125%, 7/15/2027	5,000,000	3,847,700
Terminal Improvement 6.125%, 7/15/2027	7,355,000	5,659,967
Utilities System Revenue First Lien
5.25%, 5/15/2021 (Insured; FSA)	18,075,000	19,691,809

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Texas (continued)
Tarrant County Health Facilities Development Corp.,
Health System Revenue (Texas Health Resources
System) 5.75%, 2/15/2014 (Insured; MBIA)	9,470,000	10,821,369
Texas 11.212%, 12/1/2020	7,605,000 [a,b]	8,185,642
Texas Turnpike Authority, Central Texas
Turnpike System Revenue, First Tier
5.75%, 8/15/2038 (Insured; AMBAC)	12,000,000	13,516,440
Utah—.4%
Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	8,540,000	8,412,071
Washington—2.3%
Bellevue 5.50%, 12/1/2039 (Insured; MBIA)	12,000,000	13,007,520
Seattle, Municipal Light and Power Revenue, Improvement:
5.50%, 3/1/2013 (Insured; FSA)	11,585,000	12,925,037
5.50%, 3/1/2016 (Insured; FSA)	15,400,000	17,033,940
Tumwater Office Properties, LR (Washington
State Office Building) 5%, 7/1/2028	5,110,000	5,296,873
Wisconsin—3.0%
Badger Tobacco Asset Securitization Corp., Tobacco
Settlement Asset-Backed Bonds 7%, 6/1/2028	25,000,000	26,563,750
Wisconsin:
6.25%, 5/1/2009	9,555,000	10,745,457
5.25%, 5/1/2019 (Insured; FSA)
(Prerefunded 5/1/2011)	10,220,000 [c]	11,276,033
Wisconsin Health and Educational Facilities Authority,
Revenue:
(Aurora Health Care) 5.625%, 2/15/2029	9,725,000	9,926,599
(FH Healthcare Development Inc. Project)
6.25%, 11/15/2028	5,000,000	5,328,650
Wyoming—.6%
Sweetwater County, SWDR (FMC Corp. Project)
6.90%, 9/1/2024	13,225,000	13,410,282
U.S. Related—2.8%
Puerto Rico Highway and Transportation Authority,
Transportation Revenue
6%, 7/1/2039 (Prerefunded 7/1/2010)	20,050,000 [c]	22,970,684

16

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

U.S. Related (continued)
Puerto Rico Housing Finance Authority,
Capital Fund Program:
5%, 12/1/2018	14,840,000		15,807,865
5%, 12/1/2019	6,000,000		6,368,640
5%, 12/1/2020	5,000,000		5,292,150
Puerto Rico Infrastructure Financing Authority,
Special Obligation 5.50%, 10/1/2032	7,000,000		7,715,960
Total Long-Term Municipal Investments
(cost $1,907,029,588)			2,022,942,958

Short-Term Municipal Investments—3.0%

Connecticut—.2%
Connecticut Health and Educational Facilities Authority,
Revenue, VRDN (Quinnipac University) 1.77%
(Insured; Radian)	3,200,000	[e]	3,200,000
Florida—.8%
Alachua County Health Facilities Authority, Revenue, VRDN:
Continuing Care Retirement Community
(Oak Hammock University Florida Project)
1.80% (LOC; Banque Nationale de Paris)	4,000,000	[e]	4,000,000
Health Facilities
(Shands Teaching Hospital) 1.83%
(LOC; Sun Trust Bank)	10,315,000	[e]	10,315,000
Jacksonville Health Facilities Authority, HR,
VRDN 1.83% (LOC; Bank of America)	2,995,000	[e]	2,995,000
Pennsylvania—.0%
Geisinger Authority, Health System Revenue
VRDN (Geisinger Health System) 1.79%	1,000,000	[e]	1,000,000
Tennessee—.3%
Sevier County Public Building Authority, VRDN
(Local Government Public Improvement) 1.83%	6,000,000	[e]	6,000,000
Texas—.3%
Harris County Health Facilities
Development Corp., Revenue, VRDN
(Methodist Hospital) 1.80%	6,000,000	[e]	6,000,000

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Short-Term Municipal Investments (continued)	Amount ($)	Value ($)

Utah—.6%
Weber County, HR, VRDN
(IHC Health Services, Inc.) 1.80%	12,000,000 [e]	12,000,000
Wisconsin—.8%
Wisconsin Health and Educational Facilities
Authority, Revenue, VRDN (Prohealth Inc.)
1.80% (Insured; AMBAC)	17,000,000 [e]	17,000,000
Total Short-Term Municipal Investments
(cost $62,510,000)		62,510,000

Total Investments (cost $1,969,539,588)	99.4%	2,085,452,958
Cash and Receivables (Net)	.6%	12,360,720
Net Assets	100.0%	2,097,813,678

18

Summary of Abbreviations

ACA	American Capital Access	GNMA	Government National Mortgage
AMBAC	American Municipal Bond		Association
	Assurance Corporation	GO	General Obligation
COP	Certificate of Participation	HR	Hospital Revenue
EDR	Economic Development Revenue	IDR	Industrial Development Revenue
EIR	Environment Improvement	LOC	Letter of Credit
	Revenue	LR	Lease Revenue
FGIC	Financial Guaranty Insurance	MBIA	Municipal Bond Investors
	Company		Assurance Insurance
FHA	Federal Housing Administration		Corporation
FNMA	Federal National Mortgage	PCR	Pollution Control Revenue
	Association	SFMR	Single Family Mortgage Revenue
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

AAA	Aaa	AAA	40.0
AA	Aa	AA	20.5
A	A	A	18.3
BBB	Baa	BBB	10.6
BB	Ba	BB	3.5
B	B	B	1.5
CCC	Caa	CCC	.4
F1	MIG1/P1	SP1/A1	3.0
Not Rated [f]	Not Rated [f]	Not Rated [f]	2.2
100.0

†	Based on total investments.
[a]	Inverse floater security—the interest rate is subject to change periodically.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been deemed to be liquid by the Board of Directors. At February 28, 2005, these securities amounted to $123,672,550 or
5.9% of net assets.
[c]	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d]	Purchased on a delay delivery basis.
[e]	Securities payable on demand.Variable interest rate—subject to periodic change.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,969,539,588	2,085,452,958
Cash		536,608
Interest receivable		28,147,481
Receivable for shares of Common Stock subscribed		20,444
Prepaid expenses		39,317
		2,114,196,808

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,002,657
Payable for investment securities purchased		14,224,041
Payable for shares of Common Stock redeemed		967,828
Accrued expenses		188,604
		16,383,130

Net Assets ($)		2,097,813,678

Composition of Net Assets ($):
Paid-in capital		2,115,244,681
Accumulated undistributed investment income—net		99,687
Accumulated net realized gain (loss) on investments		(133,444,060)
Accumulated net unrealized appreciation
(depreciation) on investments		115,913,370

Net Assets ($)		2,097,813,678

Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		176,668,848
Net Asset Value, offering and redemption price per share ($)		11.87

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (Unaudited)

Investment Income ($):
Interest Income	52,656,320
Expenses:
Management fee—Note 3(a)	6,315,421
Shareholder servicing costs—Note 3(b)	1,039,965
Directors’ fees and expenses—Note 3(c)	87,596
Custodian fees	54,629
Professional fees	35,163
Prospectus and shareholders’ reports	21,194
Registration fees	13,598
Loan commitment fees—Note 2	8,139
Miscellaneous	42,694
Total Expenses	7,618,399
Less—reduction in management fee
due to undertaking—Note 3(a)	(526,285)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(25,169)
Net Expenses	7,066,945
Investment Income—Net	45,589,375

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,119,605
Net unrealized appreciation (depreciation) on investments	3,237,586
Net Realized and Unrealized Gain (Loss) on Investments	6,357,191
Net Increase in Net Assets Resulting from Operations	51,946,566

See notes to financial statements.
The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004

Operations ($):
Investment income—net	45,589,375	91,909,376
Net realized gain (loss) on investments	3,119,605	8,127,353
Net unrealized appreciation
(depreciation) on investments	3,237,586	55,071,384
Net Increase (Decrease) in Net Assets
Resulting from Operations	51,946,566	155,108,113

Dividends to Shareholders from ($):
Investment income—net	(45,554,218)	(92,331,573)

Capital Stock Transactions ($):
Net proceeds from shares sold	29,767,892	85,175,632
Dividends reinvested	29,274,012	58,745,554
Cost of shares redeemed	(110,925,214)	(376,390,495)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(51,883,310)	(232,469,309)
Total Increase (Decrease) in Net Assets	(45,490,962)	(169,692,769)

Net Assets ($):
Beginning of Period	2,143,304,640	2,312,997,409
End of Period	2,097,813,678	2,143,304,640
Undistributed investment income—net	99,687	—

Capital Share Transactions (Shares):
Shares sold	2,504,447	7,236,792
Shares issued for dividends reinvested	2,465,791	4,990,122
Shares redeemed	(9,337,219)	(32,090,388)
Net Increase (Decrease) in Shares Outstanding	(4,366,981)	(19,863,474)

See notes to financial statements.
22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2005			Year Ended August 31,

(Unaudited)		2004	2003	2002 [a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	11.84	11.51	11.82	12.32	11.68	11.70
Investment Operations:
Investment income—net	.26[b]	.48[b]	.54[b]	.61[b]	.61	.60
Net realized and unrealized
gain (loss) on investments	.03	.34	(.31)	(.50)	.64	(.02)
Total from Investment
Operations	.29	.82	.23	.11	1.25	.58
Distributions:
Dividends from investment
income—net	(.26)	(.49)	(.54)	(.61)	(.61)	(.60)
Net asset value,
end of period	11.87	11.84	11.51	11.82	12.32	11.68

Total Return (%)	2.42[c]	7.20	1.91	.99	11.00	5.28

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[d]	.72	.72	.71	.72	.77
Ratio of net expenses
to average net assets	.67[d]	.68	.72	.71	.72	.76
Ratio of net investment income
to average net assets	4.33[d]	4.12	4.56	5.14	5.11	5.32
Portfolio Turnover Rate	15.71[c]	47.77	61.20	49.25	42.71	40.51

Net Assets, end of period
($ x 1,000)	2,097,814 2,143,305		2,312,997	2,497,199	2,670,674	2,599,644

[a]	As required, effective September 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended August 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments by less than $.01 and increase the ratio of net investment income to average net assets from 5.13% to 5.14%. Per share data and ratios/supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is a separate diversified series of Dreyfus Bond Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which

24

include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credit from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $136,563,665 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to August 31, 2004. If not applied, $13,170,822 of the carryover expires in fiscal 2008, $27,718,137 expires in fiscal 2009, $11,793,725 expires in fiscal 2010, $34,182,166 expires in fiscal 2011 and $49,698,815 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal period ended August 31, 2004, was as follows: tax exempt income $92,331,573.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 28, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from September 1, 2004 through May 31, 2005, to waive receipt of 5 basis points of management fee.The reduction in management fee, pursuant to the undertaking, amounted to $526,285 during the period ended February 28, 2005.

26

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2005, the fund was charged $556,742 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2005, the fund was charged $327,662 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $973,826 and transfer agency per account fees $110,000, which are offset against an expense reimbursement currently in effect in the amount of $81,169.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 28, 2005, redemption fees charged and retained by the fund amounted to $14.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2005, amounted to $326,525,897 and $421,360,233, respectively.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2005, accumulated net unrealized appreciation on investments was $115,913,370, consisting of $117,804,629 gross unrealized appreciation and $1,891,259 gross unrealized depreciation.

At February 28, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution

28

of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 29

For More	Information

Dreyfus	Transfer Agent &
Municipal Bond Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier
High Income Fund

SEMIANNUAL REPORT February 28, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
34	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
High Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier High Income Fund covers the six-month period from September 1, 2004, through February 28, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Mark Shenkman, Chief Investment Officer of Shenkman Capital Management, Inc., the fund’s sub-investment adviser.

The reporting period generally was a good one for high-yield bonds. Despite measured increases in the federal funds rate, corporate securities rallied as investors were generally more confident in the nation’s economic recovery, and business conditions improved for many issuers. High-yield bonds generally held their value during the reporting period despite several rate increases, due in part to low inflation and very low default rates industry-wide, which more than offset the potentially eroding effects of higher interest rates.

We believe that the high-yield bond market’s unexpected strength is yet another example of why investors should resist the temptation to time the markets. Instead, we believe that most investors should remain broadly diversified across asset classes and individual securities. Your financial advisor can help you diversify your portfolio in a way that allows you to participate in the market’s longer-term gains while providing a measure of protection from shorter-term volatility.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Mark Shenkman, Chief Investment Officer

Shenkman Capital Management, Inc., Sub-Investment Adviser

How did Dreyfus Premier High Income Fund perform relative to its benchmark?

During the six-month reporting period ended February 28, 2005, the fund achieved total returns of 6.02% for Class A shares, 5.74% for Class B shares, 5.62% for Class C shares and 6.14% for Class R shares.1 For the same period, the fund’s benchmark, the CSFB High Yield Index (the “Index”), produced a 7.53% total return.2

Despite rising interest rates throughout the reporting period, high-yield bond prices declined only slightly, enabling the fund and its benchmark to post positive total returns. However, the fund produced slightly lower returns than the Index, primarily because lower-quality high-yield bonds,including those with “triple-C”ratings and discount bonds,which are significant components of the Index, fared better than the higher-quality,“single-B” rated bonds on which the fund mainly focused.

What is the fund’s investment approach?

The fund seeks to maximize total return consistent with capital preservation and prudent risk management. To pursue its goal, the fund generally invests at least 80% of its assets in bonds rated below investment grade.The high-yield securities in which the fund invests may include corporate debt securities, structured notes, zero-coupon securities and debt securities issued by states or local governments and their agencies, authorities and other instrumentalities. The fund may invest up to 20% of its assets in investment-grade corporate bonds, U.S. government securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances.

When choosing securities for the fund, we generally look for issuers that we believe have positive credit momentum and the potential for credit-rating upgrades. Using bottom-up, fundamental analysis, we seek to maximize returns and minimize default risk through broad

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

diversification, direct communication with management and monitoring all issuers on a systematic basis. We typically avoid investing in industries or issuers that we believe have a high risk of default.

What other factors influenced the fund’s performance?

High-yield bonds were positively influenced by stronger economic growth during the reporting period. Gains were particularly strong in the weeks following the U.S. presidential election, when a cloud of uncertainty was lifted from the financial markets and signs of more sustainable economic growth emerged.As business conditions generally improved, so apparently did investors’ confidence in the ability of high-yield issuers to service their debt. Indeed, default rates among high-yield issuers remained low, which lent some support to bond prices.

In this environment, investors tended to favor lower-rated, more speculative credits over bonds with ratings toward the higher end of the high-yield range. Investors seemed to have grown less sensitive to risk in their quest to find investments that pay high levels of current income. Indeed, with yields of U.S.Treasury securities and investment-grade corporate bonds having been near record lows, high-yield bonds represented one of the few asset classes offering higher levels of income.

We maintained our long-term perspective during the reporting period, continuing to emphasize single-B-rated high-yield bonds from issuers in which we have a greater degree of confidence. Over the long term, such bonds historically have produced competitive returns with less volatility than lower-rated bonds. In addition, we continued to position the fund for higher interest rates, which historically have eroded the value of most fixed-income securities. Because bonds with “double-B” credit ratings (the highest high-yield rating category) tend to be more sensitive to interest rates than lower-rated credits, we focused primarily on bonds with “single-B” ratings. During the reporting period, we also added to the fund’s holdings of floating-rate corporate securities on which yields are typically reset every calendar quarter, enabling the fund to capture higher yields in a rising rate environment.

4

Within the fund’s broadly diversified portfolio, the top industry weightings were in bonds from issuers in the gaming and television industries, where asset quality was high and valuations were relatively low;the health care area, a traditionally defensive sector with good operating results; and the telecommunications services area, where balance sheets have strengthened and earnings have grown. Conversely, we have tended to de-emphasize bonds from companies that supply automobile manufacturers, which have struggled amid slackening demand and production.

What is the fund’s current strategy?

Yield differences between high-yield bonds and U.S.Treasury securities have narrowed toward record lows, suggesting that high-yield bonds may be richly valued. In addition, short-term interest rates are expected to rise further, presenting a potential obstacle to further gains. On the other hand, few other financial instruments currently offer the yield advantage of high-yield bonds. Indeed, we believe that today’s narrow yield differences are the product of the high-yield market’s competitive yields and low default rates in a growing economy. Therefore, we remain cautiously optimistic, and believe that credit selection and avoiding volatile industries may be the key to success in today’s high-yield market. In our view, our disciplined approach to carefully monitoring and detecting credit deterioration is particularly well suited for market environments in which credit selection is key.

March 15, 2005

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: CREDIT SUISSE FIRST BOSTON — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.The index consists of corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (PIK) bonds that are publicly registered in the U.S. or issued under Rule 144A with registration rights, rated BB or lower, with minimum outstanding par values of $75 million.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier High Income Fund from September 1, 2004 to February 28, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 5.82	$ 8.52	$ 9.69	$ 4.29
Ending value (after expenses)	$1,060.20	$1,057.40	$1,056.20	$1,061.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 5.71	$ 8.35	$ 9.49	$ 4.21
Ending value (after expenses)	$1,019.14	$1,016.51	$1,015.37	$1,020.63

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.67% for Class B, 1.90% for Class C and .84% for Class R; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2005 (Unaudited)

	Principal
Bonds and Notes—94.3%	Amount ($)		Value ($)

Aerospace/Defense—3.8%
Alliant Techsystems,
Conv. Sr. Sub. Notes, 2.75%, 2024	1,650,000		1,798,500
Aviall,
Sr. Notes, 7.625%, 2011	2,075,000		2,220,250
BE Aerospace:
Sr. Sub. Notes, Ser. B, 8%, 2008	3,000,000		3,022,500
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,000,000		1,057,500
DI Finance/DynCorp International,
Sr. Sub. Notes, 9.5%, 2013	1,000,000	[a]	1,035,000
Esterline Technologies,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		1,092,500
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014	2,250,000	[a]	2,289,375
Sequa:
Sr. Notes, 9%, 2009	100,000		111,500
Sr. Notes, Ser. B, 8.875%, 2008	1,900,000		2,080,500
Titan,
Notes, 8%, 2011	750,000		810,000
Transdigm Funding,
Notes, 8.375%, 2011	1,750,000		1,868,125
			17,385,750
Automotive—2.9%
Accuride:
Sr. Sub. Notes, 8.5%, 2015	1,000,000	[a]	1,035,000
Sr. Sub. Notes, Ser. B, 9.25%, 2008	2,750,000		2,805,000
Affinia,
Notes, 9%, 2014	1,500,000	[a]	1,526,250
American Axle & Manufacturing,
Conv. Notes, 2%, 2024	290,000	[a]	247,950
Delco Remy International:
Sr. Sub. Notes, 9.375%, 2012	1,500,000		1,451,250
Sr. Sub. Notes, 11%, 2009	500,000		527,500
Dura Operating,
Sr. Notes, Ser. B, 8.625%, 2012	1,000,000		1,005,000
Goodyear Tire & Rubber,
Notes, 7.857%, 2011	1,000,000		1,047,500
Keystone Automotive Operations,
Sr. Sub. Notes, 9.75%, 2013	250,000		267,500
TRW Automotive,
Sr. Notes, 9.375%, 2013	357,000		405,195

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Automotive (continued)
Tenneco Automotive,
Sr. Sub. Notes, 8.625%, 2014	1,500,000	[a]	1,605,000
United Components,
Sr. Sub. Notes, 9.375%, 2013	1,000,000		1,070,000
			12,993,145
Broadcasting/Media—2.8%
Allbritton Communications,
Sr. Sub. Notes, 7.75%, 2012	2,775,000		2,906,813
Citadel Broadcasting,
Conv. Sub. Notes, 1.875%, 2011	1,000,000		861,250
Nexstar Finance,
Sr. Sub. Notes, 7%, 2014	1,700,000		1,685,125
Paxson Communications,
Sr. Sub. Notes, 0/12.25%, 2009	1,350,000	[b]	1,326,375
Salem Communications,
Sr. Sub. Notes, 7.75%, 2010	1,000,000		1,070,000
Sinclair Broadcast:
Conv. Sr. Sub. Notes, 4.875%, 2018	450,000	[c]	419,625
Sr. Sub. Notes, 8%, 2012	2,500,000		2,662,500
Susquehanna Media,
Sr. Sub. Notes, 7.375%, 2013	1,750,000		1,872,500
			12,804,188
Building & Construction—.2%
K. Hovnanian Enterprises,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		1,098,750
Building Materials—3.4%
Builders FirstSource,
Secured Notes, 7.02%, 2012	1,250,000	[a,c]	1,259,375
Dayton Superior,
Sr. Secured Notes, 10.75%, 2008	600,000		648,000
Euramax International,
Sr. Sub. Notes, 8.5%, 2011	1,600,000		1,724,000
Goodman Global,
Sr. Sub. Notes, 7.875%, 2012	1,500,000	[a]	1,473,750
Interface:
Notes, 7.3%, 2008	1,200,000		1,233,000
Sr. Notes, 10.375%, 2010	1,000,000		1,165,000
Sr. Sub. Notes, 9.5%, 2014	1,000,000		1,092,500

8

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Building Materials (continued)
Jacuzzi Brands,
Sr. Secured Notes, 9.625%, 2010	2,350,000		2,637,875
MAAX,
Sr. Sub. Notes, 9.75%, 2012	1,000,000		1,060,000
Nortek,
Sr. Sub. Notes, 8.5%, 2014	1,950,000		1,998,750
Ply Gem Industries,
Sr. Sub. Notes, 9%, 2012	1,250,000		1,256,250
			15,548,500
Cable/Media—5.0%
CCO Holdings/Capital,
Sr. Notes, 6.615%, 2010	500,000	[a,c]	500,000
Cablevision Systems:
Sr. Notes, 6.669%, 2009	2,000,000	[a,c]	2,240,000
Sr. Notes, 8%, 2012	1,000,000	[a]	1,130,000
Charter Communications II,
Sr. Notes, 10.25%, 2010	3,500,000		3,714,375
EchoStar Communications,
Conv. Sub. Notes, 5.75%, 2008	4,000,000		4,090,000
Insight Communications,
Sr. Discount Notes, 0/12.25%, 2011	3,000,000	[b]	3,015,000
Insight Midwest/Capital:
Sr. Notes, 9.75%, 2009	800,000		841,000
Sr. Notes, 10.5%, 2010	800,000		874,000
LodgeNet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	1,800,000		2,007,000
Mediacom/Capital,
Sr. Notes, Ser. B, 8.5%, 2008	1,100,000		1,124,750
Mediacom Communications,
Conv. Sr. Notes, 5.25%, 2006	1,750,000		1,732,500
Telenet,
Sr. Discount Notes, 0/11.5%, 2014	1,500,000	[a,b]	1,192,500
Videotron LTEE,
Sr. Notes, 6.875%, 2014	250,000		263,750
			22,724,875
Chemicals—4.6%
Borden U.S. Finance/Nova Scotia,
Sr. Secured Notes, 9%, 2014	1,250,000	[a]	1,396,875

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Chemicals (continued)
Equistar Chemical/Funding:
Sr. Notes, 10.125%, 2008	1,000,000		1,152,500
Sr. Notes, 10.625%, 2011	2,500,000		2,900,000
Huntsman:
Notes, 11.625%, 2010	1,300,000		1,576,250
Sr. Sub. Notes, 10.125%, 2009	916,000		967,525
Innophos,
Sr. Sub. Notes, 8.875%, 2014	850,000	[a]	918,000
Lyondell Chemicals:
Notes, 9.5%, 2008	1,000,000		1,085,000
Sr. Secured Notes, 9.5%, 2008	500,000		542,500
Sr. Secured Notes, 10.5%, 2013	1,500,000		1,781,250
Sub. Notes, 10.875%, 2009	1,000,000		1,050,000
Millennium America,
Sr. Notes, 9.25%, 2008	250,000		279,375
Nalco,
Sr. Sub. Notes, 8.875%, 2013	2,000,000		2,220,000
PQ,
Notes, 7.5%, 2013	1,000,000	[a]	1,041,250
Resolution Performance/Capital:
Secured Notes, 9.5%, 2010	1,000,000		1,085,000
Sr. Sub. Notes, 13.5%, 2010	2,000,000		2,205,000
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	500,000		570,000
			20,770,525
Consumer Products—5.6%
American Achievement,
Sr. Sub. Notes, 8.25%, 2012	1,500,000		1,582,500
Central Garden & Pet,
Sr. Sub. Notes, 9.125%, 2013	100,000		111,250
Chattem,
Sr. Sub. Notes, 7%, 2014	1,000,000		1,035,000
Da-Lite Screen,
Sr. Notes, 9.5%, 2011	1,500,000		1,665,000
Del Laboratories,
Sr. Sub. Notes, 8%, 2012	2,000,000	[a]	1,985,000
Elizabeth Arden,
Notes, 7.75%, 2014	1,000,000		1,068,750
Hines Nurseries,
Notes, 10.25%, 2011	750,000		823,125

10

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Consumer Products (continued)
Jafra Cosmetics/Distributors,
Sr. Sub. Notes, 10.75%, 2011	1,307,000		1,512,852
Jarden,
Sr. Sub. Notes, 9.75%, 2012	900,000		985,500
Jostens IH,
Notes, 7.625%, 2012	3,750,000	[a]	3,890,625
Leslie’s Poolmart,
Sr. Notes, 7.75%, 2013	1,250,000	[a]	1,303,125
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	1,500,000		1,621,875
Prestige Brands,
Sr. Sub. Notes, 9.25%, 2012	1,000,000		1,090,000
Riddell Bell,
Sr. Sub. Notes, 8.375%, 2012	1,000,000	[a]	1,040,000
Samsonite,
Sr. Sub. Notes, 8.875%, 2011	1,000,000		1,082,500
Sealy Mattress,
Sr. Sub. Notes, 8.25%, 2014	2,000,000		2,105,000
Simmons,
Sr. Sub. Notes, 7.875%, 2014	2,500,000		2,618,750
			25,520,852
Entertainment/Leisure—2.5%
AMC Entertainment,
Sr. Sub. Notes, 9.5%, 2011	720,000		747,000
Cinemark,
Sr. Discount Notes, 0/9.75%, 2014	1,000,000	[b]	752,500
Intrawest,
Sr. Notes, 7.5%, 2013	2,500,000		2,665,625
Marquee:
Sr. Discount Notes, 0/12%, 2014	1,000,000	[a,b]	695,000
Sr. Notes, 8.625%, 2012	950,000	[a]	1,047,375
NCL,
Sr. Notes, 10.625%, 2014	1,000,000	[a]	1,085,000
Royal Caribbean Cruises:
Debs., 7.25%, 2018	1,200,000		1,350,000
Debs., 7.5%, 2027	250,000		280,000
Sr. Notes, 8%, 2010	1,000,000		1,136,250
Town Sports International,
Sr. Notes, 9.625%, 2011	750,000		798,750

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Entertainment/Leisure (continued)
Vail Resorts,
Sr. Sub. Notes, 6.75%, 2014	500,000		512,500
			11,070,000
Environmental—.8%
Allied Waste:
Sr. Notes, Ser. B, 7.375%, 2014	1,500,000		1,447,500
Sr. Notes, Ser. B, 8.875%, 2008	1,000,000		1,082,500
Casella Waste Systems,
Sr. Sub. Notes, 9.75%, 2013	500,000		555,000
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	500,000		547,500
			3,632,500
Food & Beverages—2.1%
B&G Foods,
Sr. Notes, 8%, 2011	500,000		538,750
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	975,000	[c]	1,092,000
Dole Foods:
Notes, 7.25%, 2010	1,500,000		1,548,750
Sr. Notes, 8.875%, 2011	1,075,000		1,169,062
Land O Lakes,
Sr. Secured Notes, 9%, 2010	200,000		221,500
Le-Natures,
Sr. Sub. Notes, 10%, 2013	1,000,000	[a,c]	1,110,000
Michael Foods,
Sr. Sub. Notes, 8%, 2013	1,750,000		1,859,375
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	1,000,000		915,000
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	500,000		601,250
Swift & Co.,
Sr. Sub. Notes, 12.5%, 2010	500,000		572,500
			9,628,187
Food & Drug—2.0%
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	1,500,000		1,597,500
Jean Coutu,
Sr. Notes, 7.625%, 2012	1,000,000	[a]	1,055,000

12

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Food & Drug (continued)
Rite Aid:
Conv. Notes, 4.75%, 2006	2,550,000		2,537,250
Sr. Secured Notes, 8.125%, 2010	1,250,000		1,312,500
Stater Brothers:
Sr. Notes, 5.99%, 2010	1,000,000	[c]	1,032,500
Sr. Notes, 8.125%, 2012	1,550,000		1,619,750
			9,154,500
Gaming—5.4%
American Casino & Entertainment,
Secured Notes, 7.85%, 2012	2,000,000		2,152,500
Argosy Gaming:
Sr. Sub. Notes, 7%, 2014	1,500,000		1,668,750
Sr. Sub. Notes, 9%, 2011	550,000		614,625
Aztar,
Sr. Sub. Notes, 7.875%, 2014	2,000,000		2,230,000
Boyd Gaming,
Sr. Sub. Notes, 7.75%, 2012	1,000,000		1,086,250
Circus & Eldorado/Silver Legacy Capital,
First Mortgage Bonds, 10.125%, 2012	500,000		547,500
Hard Rock Hotel,
Notes, 8.875%, 2013	2,100,000		2,346,750
Herbst Gaming,
Sr. Sub. Notes, 7%, 2014	2,250,000	[a]	2,295,000
Inn of the Mountain Gods,
Sr. Notes, 12%, 2010	650,000		773,500
Isle of Capri Casinos:
Sr. Sub. Notes, 7%, 2014	1,050,000		1,094,625
Sr. Sub. Notes, 9%, 2012	450,000		499,500
Kerzner International:
Conv. Sub. Notes, 2.375%, 2024	1,000,000	[a]	1,256,250
Sr. Sub. Notes, 8.875%, 2011	1,250,000		1,368,750
Mandalay Resort,
Sr. Sub. Notes, 9.375%, 2010	500,000		580,625
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 7.125%, 2014	1,000,000		1,046,250
Sr. Sub. Notes, 8%, 2012	700,000		763,875
Pinnacle Entertainment,
Sr. Sub. Notes, 8.25%, 2012	3,000,000		3,217,500

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Gaming (continued)
Seneca Gaming,
Sr. Notes, 7.25%, 2012	1,000,000		1,047,500
			24,589,750
Health Care—7.3%
Alderwoods,
Sr. Notes, 7.75%, 2012	1,250,000	[a]	1,346,875
Alliance Imaging,
Sr. Sub. Notes, 7.25%, 2012	1,000,000	[a]	1,020,000
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	1,250,000		1,406,250
Carriage Services,
Notes, 7.875%, 2015	1,250,000	[a]	1,315,625
Concentra Operating:
Sr. Notes, 9.5%, 2010	800,000		870,000
Sr. Sub. Notes, 9.125%, 2012	1,000,000		1,078,750
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	250,000		276,875
Fisher Scientific International,
Conv. Sr. Sub. Notes, 3.25%, 2024	1,000,000		1,073,750
Genesis Healthcare,
Sr. Sub. Notes, 8%, 2013	2,500,000		2,762,500
HCA,
Notes, 6.375%, 2015	1,000,000		1,019,962
Kinetic Concepts,
Sr. Sub. Notes, 7.375%, 2013	787,000		853,895
MedEx,
Sr. Sub. Notes, 8.875%, 2013	2,250,000		2,587,500
Medquest,
Notes, Ser. B, 11.875%, 2012	500,000		572,500
NeighborCare,
Sr. Sub. Notes, 6.875%, 2013	750,000		795,000
Omega Healthcare Investors,
Sr. Notes, 7%, 2014	950,000		978,500
Province Healthcare:
Conv. Sub. Notes, 4.25%, 2008	750,000		764,062
Sr. Sub. Notes, 7.5%, 2013	2,400,000		2,688,000
Psychiatric Solutions,
Sr. Sub. Notes, 10.625%, 2013	334,000		388,275

14

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Health Care (continued)
Select Medical,
Sr. Sub. Notes, 7.625%, 2015	1,500,000	[a]	1,558,125
Sybron Dental Specialties,
Sr. Sub. Notes, 8.125%, 2012	250,000		272,500
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	1,000,000		1,036,250
VWR International,
Sr. Sub. Notes, 8%, 2014	2,500,000		2,612,500
Vanguard Health,
Sr. Sub. Notes, 9%, 2014	1,000,000		1,105,000
WH Holdings/Capital,
Sr. Notes, 9.5%, 2011	810,000		899,100
Warner Chilcott,
Notes, 8.75%, 2015	2,000,000	[a]	2,090,000
Watson Pharmaceuticals,
Conv. Debs., 1.75%, 2023	1,000,000		991,250
Wyeth,
Conv. Sr. Notes, 2.39%, 2024	500,000	[c]	505,625
			32,868,669
Industrial—4.0%
ALH Finance,
Sr. Sub. Notes, 8.5%, 2013	1,000,000	[a]	1,035,000
Blount,
Sr. Sub. Notes, 8.875%, 2012	2,000,000		2,195,000
Dresser-Rand,
Sr. Sub. Notes, 7.375%, 2014	2,750,000	[a]	2,887,500
General Binding,
Sr. Sub. Notes, 9.375%, 2008	1,000,000		995,000
Hexcel:
Sr. Secured Notes, 9.875%, 2008	500,000		557,500
Sr. Sub. Notes, 9.75%, 2009	2,250,000		2,362,500
Koppers,
Notes, 9.875%, 2013	1,500,000		1,717,500
Mueller,
Sr. Sub. Notes, 10%, 2012	2,500,000		2,762,500
Park-Ohio Industries,
Sr. Sub. Notes, 8.375%, 2014	1,000,000	[a]	1,000,000

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Industrial (continued)
Polypore,
Sr. Sub. Notes, 8.75%, 2012	500,000		502,500
Wesco Distribution,
Sr. Sub. Notes, Ser. B, 9.125%, 2008	2,000,000		2,060,840
			18,075,840
Lodging/Hotels—1.5%
Felcor Lodging:
Sr. Notes, 6.874%, 2011	2,250,000	[c]	2,399,063
Sr. Notes, 9%, 2011	750,000	[c]	852,188
Felcor Suites,
Sr. Notes, 7.625%, 2007	500,000		526,875
Gaylord Entertainment,
Sr. Notes, 8%, 2013	1,500,000		1,633,125
HMH Properties,
Sr. Secured Notes, Ser. B, 7.875%, 2008	254,000		262,255
La Quinta Properties,
Sr. Notes, 8.875%, 2011	200,000		221,250
Meristar Hospitality,
Sr. Notes, 9.125%, 2011	850,000		936,063
			6,830,819
Media-Diversified & Services—2.5%
Advanstar Communications:
Secured Notes, 10.75%, 2010	1,300,000		1,478,750
Sr. Sub. Notes, Ser. B, 12%, 2011	900,000		981,000
Canwest Media,
Sr. Notes, Ser. B, 7.625%, 2013	1,000,000		1,097,500
Corus Entertainment,
Sr. Sub. Notes, 8.75%, 2012	250,000		276,250
Entravision Communications,
Sr. Sub. Notes, 8.125%, 2009	1,425,000		1,526,531
Intelsat Bermuda:
Sr. Notes, 7.805%, 2012	1,500,000	[a,c]	1,548,750
Sr. Notes, 8.25%, 2013	1,000,000	[a]	1,052,500
PanAmSat:
Sr. Discount Notes, 0/10.375%, 2014	750,000	[a,b]	523,125
Sr. Notes, 9%, 2014	1,500,000		1,657,500
Quebecor Media,
Sr. Discount Notes, 0/13.75%, 2011	1,250,000	[b]	1,251,562
			11,393,468

16

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Mining/Metals—1.1%
Alpha Natural Resources,
Sr. Notes, 10%, 2012	2,000,000	[a]	2,310,000
Arch Western Finance,
Sr. Notes, 6.75%, 2013	1,000,000	[c]	1,045,000
Foundation PA Coal,
Sr. Notes, 7.25%, 2014	1,500,000		1,597,500
			4,952,500
Non Food & Drug—3.8%
Affinity,
Sr. Sub. Notes, 9%, 2012	1,050,000		1,139,250
Buhrmann U.S.,
Sr. Sub. Notes, 8.25%, 2014	2,000,000		2,085,000
Couche-Tard U.S./Finance,
Sr. Sub. Notes, 7.5%, 2013	1,250,000		1,343,750
Dillards,
Notes, 7.15%, 2007	1,000,000		1,047,500
FTD,
Sr. Notes, 7.75%, 2014	1,000,000		1,042,500
Finlay Fine Jewelry,
Sr. Notes, 8.375%, 2012	500,000		485,000
General Nutrition Center,
Sr. Notes, 8.625%, 2011	500,000	[a]	487,500
Jo-Ann Stores,
Sr. Sub. Notes, 7.5%, 2012	1,250,000		1,282,813
Nebraska Book,
Sr. Sub. Notes, 8.625%, 2012	2,500,000		2,525,000
Pantry,
Sr. Sub. Notes, 7.75%, 2014	1,500,000		1,597,500
Petro Stopping Centers/Financial,
Secured Notes, 9%, 2012	1,500,000		1,590,000
Rent-A-Center,
Sr. Sub. Notes, Ser. B, 7.5%, 2010	1,500,000		1,563,750
Saks,
Conv. Sr. Notes, 2%, 2024	1,000,000		987,500
			17,177,063
Oil & Gas—3.6%
Chesapeake Energy,
Sr. Notes, 7.75%, 2015	500,000		553,750

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Oil & Gas (continued)
Compton Petroleum,
Sr. Notes, 9.9%, 2009	1,330,000		1,463,000
Comstock Resources,
Sr. Notes, 6.875%, 2012	1,000,000		1,035,000
Denbury Resources,
Notes, 7.5%, 2013	1,150,000		1,242,000
Encore Acquisition,
Sr. Sub. Notes, 6.25%, 2014	750,000		759,375
Exco Resources,
Notes, 7.25%, 2011	2,000,000		2,135,000
Grey Wolf:
Conv. Notes, 3.75%, 2023	350,000		403,375
Conv. Sr. Notes, 2.51%, 2024	850,000	[a,c]	1,004,062
Harvest Operations,
Sr. Notes, 7.875%, 2011	2,500,000	[a]	2,587,500
Houston Exploration,
Sr. Sub. Notes, 7%, 2013	1,000,000		1,055,000
Premcor Refining,
Sr. Sub. Notes, 7.75%, 2012	1,500,000		1,653,750
Pride International,
Conv. Sr. Notes, 3.25%, 2033	750,000		892,500
Transmontaigne,
Sr. Sub. Notes, 9.125%, 2010	1,250,000		1,350,000
			16,134,312
Packaging—2.2%
AEP Industries,
Sr. Sub. Notes, 9.875%, 2007	1,000,000		1,021,800
Crown Cork & Seal:
Debs., 7.375%, 2026	500,000		487,500
Debs., 8%, 2023	750,000		766,875
Owens-Brockway Glass Container,
Sr. Notes, 8.25%, 2013	5,000,000		5,525,000
Owens-Illinois,
Sr. Notes, 7.35%, 2008	1,000,000		1,055,000
Silgan,
Sr. Sub. Notes, 6.75%, 2013	1,000,000		1,040,000
			9,896,175

18

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Paper/Forestry—4.5%
Abitibi-Consolidated,
Notes, 5.25%, 2008	1,000,000		970,000
Ainsworth Lumber:
Sr. Notes, 6.3%, 2010	1,000,000	[a,c]	1,035,000
Sr. Notes, 6.75%, 2014	250,000		249,375
Boise Cascade,
Sr. Notes, 5.535%, 2012	1,500,000	[a,c]	1,556,250
Caraustar Industries:
Notes, 7.375%, 2009	700,000		743,750
Sr. Sub. Notes, 9.875%, 2011	2,650,000		2,915,000
Georgia-Pacific:
Sr. Notes, 8%, 2014	1,000,000		1,137,500
Sr. Notes, 8%, 2024	1,000,000		1,200,000
Graphic Packaging International:
Sr. Notes, 8.5%, 2011	1,050,000		1,147,125
Sr. Sub. Notes, 9.5%, 2013	1,250,000		1,421,875
JSG Funding,
Sr. Notes, 9.625%, 2012	2,000,000		2,225,000
Jefferson Smurfit,
Sr. Notes, 7.5%, 2013	1,500,000		1,588,125
Norske Skog Canada,
Sr. Notes, 7.375%, 2014	1,750,000		1,846,250
Smurfit—Stone Container,
Sr. Notes, 8.375%, 2012	1,500,000		1,631,250
Tembec Industries,
Sr. Notes, 7.75%, 2012	500,000		485,000
			20,151,500
Printing & Publishing—2.9%
CBD Media/Finance,
Sr. Notes, 9.25%, 2012	500,000	[a]	525,000
Cenveo,
Sr. Notes, 9.625%, 2012	750,000		828,750
Dex Media,
Notes, 8%, 2013	2,000,000		2,180,000
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	488,000		562,420

The Fund 19

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Printing & Publishing (continued)
Houghton Mifflin,
Sr. Sub. Notes, 9.875%, 2013	1,400,000		1,487,500
Liberty Group Operating,
Sr. Sub. Notes, 9.375%, 2008	2,500,000		2,550,000
Morris Publishing,
Notes, 7%, 2013	1,000,000		1,022,500
Vertis:
Sr. Secured Notes, 9.75%, 2009	1,000,000		1,065,000
Sub. Notes, 13.5%, 2009	2,050,000	[a]	2,039,750
Yell Finance,
Sr. Discount Notes, 0/13.5%, 2011	650,000	[b]	651,625
			12,912,545
Restaurants—.9%
Buffets,
Sr. Sub. Notes, 11.25%, 2010	750,000		806,250
Carrols,
Sr. Sub. Notes, 9%, 2013	1,500,000	[a]	1,590,000
Dominos,
Sr. Sub. Notes, 8.25%, 2011	1,458,000		1,581,930
			3,978,180
Support Services—3.2%
Coinmach,
Sr. Notes, 9%, 2010	1,000,000		1,050,000
Corrections Corporation of America,
Sr. Notes, 7.5%, 2011	3,300,000		3,514,500
H&E Equipment/Finance,
Notes, 11.125%, 2012	1,000,000		1,105,000
Iron Mountain:
Sr. Sub. Notes, 6.625%, 2016	750,000		705,000
Sr. Sub. Notes, 7.75%, 2015	400,000		409,000
JohnsonDiversey,
Sr. Discount Notes, 0/10.67%, 2013	1,500,000	[b]	1,327,500
Mobile Mini,
Sr. Notes, 9.5%, 2013	2,000,000		2,285,000
Monitronics International,
Sr. Sub. Notes, 11.75%, 2010	1,250,000	[c]	1,368,750
United Rentals,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		1,007,500

20

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Support Services (continued)
Williams Scotsman,
Sr. Notes, 9.875%, 2007	1,500,000		1,511,250
			14,283,500
Technology—1.4%
Communications & Power Industries,
Sr. Sub. Notes, 8%, 2012	1,000,000		1,048,750
Lucent Technologies:
Conv. Sub. Debs., 8%, 2031	500,000		532,500
Notes, 7.25%, 2006	1,000,000		1,042,500
Magnachip Semiconductor,
Sr. Sub. Notes, 8%, 2014	500,000	[a]	528,750
Telcordia Technologies,
Sr. Sub. Notes, 8.875%, 2013	1,000,000	[a]	1,037,500
UGS,
Sr. Sub. Notes, 10%, 2012	1,000,000	[a]	1,135,000
Xerox Capital Trust I,
Capital Securities, 8%, 2027	1,000,000		1,060,000
			6,385,000
Telecommunications—8.5%
Airgate,
Sr. Secured Notes, 6.41%, 2011	2,250,000	[a,c]	2,345,625
American Cellular,
Sr. Notes, Ser. B, 10%, 2011	1,750,000		1,712,813
American Tower:
Conv. Sr. Notes, 3%, 2012	600,000		663,000
Conv. Sr. Notes, 3%, 2012	1,350,000	[a]	1,491,750
Sr. Notes, 7.125%, 2012	1,000,000		1,045,000
Centennial Cellular Operating/Communications:
Sr. Notes, 8.125%, 2014	2,000,000	[c]	2,205,000
Sr. Notes, 10.125%, 2013	1,000,000		1,165,000
Cincinnati Bell:
Sr. Notes, 7%, 2015	1,000,000	[a]	1,010,000
Sr. Notes, 7.25%, 2013	500,000		523,750
Sr. Sub. Notes, 8.375%, 2014	1,500,000		1,558,125
Crown Castle International,
Sr. Notes, 7.5%, 2013	500,000		545,010
Eircom Funding,
Notes, 8.25%, 2013	1,500,000		1,683,750

The Fund 21

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Telecommunications (continued)
LCI International,
Sr. Notes, 7.25%, 2007	1,500,000		1,470,000
MCI:
Sr. Notes, 6.908%, 2007	500,000	[c]	512,500
Sr. Notes, 7.688%, 2009	1,500,000	[c]	1,584,375
Sr. Notes, 8.735%, 2014	800,000	[c]	901,000
Nextel Communications,
Sr. Notes, 7.375%, 2015	3,000,000		3,300,000
Qwest Communications International,
Sr. Notes, 7.75%, 2014	2,850,000	[a,c]	2,949,750
Qwest Services,
Notes, 14%, 2010	1,000,000	[a,c]	1,192,500
Rogers Wireless:
Secured Notes, 5.525%, 2010	1,000,000	[c]	1,060,000
Sr. Sub. Notes, 8%, 2012	1,000,000		1,088,750
Rural Cellular:
Sr. Notes, 9.875%, 2010	1,000,000		1,060,000
Sr. Secured Notes, 8.25%, 2012	1,000,000		1,070,000
SBA Communications,
Sr. Notes, 8.5%, 2012	2,000,000	[a]	2,170,000
U.S. Unwired,
Secured Notes, Ser. B, 6.74%, 2010	1,000,000	[c]	1,050,000
Ubiquitel Operating,
Sr. Notes, 9.875%, 2011	1,000,000		1,135,000
Valor Telecom Enterprise,
Sr. Notes, 7.75%, 2015	2,000,000	[a]	2,085,000
			38,577,698
Textiles/Apparel—1.3%
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	1,000,000		1,150,000
Oxford Industries,
Sr. Notes, 8.875%, 2011	750,000		806,250
Perry Ellis International,
Sr. Sub. Notes, Ser. B, 8.875%, 2013	500,000		523,750
Phillips Van-Heusen:
Sr. Notes, 7.25%, 2011	500,000		522,500
Sr. Notes, 8.125%, 2013	1,500,000		1,620,000

22

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Textiles/Apparel (continued)
Warnaco,
Sr. Notes, 8.875%, 2013	1,000,000		1,107,500
			5,730,000
Transportation-.2%
GulfMark Offshore,
Sr. Notes, 7.75%, 2014	1,000,000	[a]	1,077,500
Utilities—4.3%
AES,
Sr. Notes, 9.5%, 2009	250,000		289,375
Allegheny Energy Supply:
Bonds, 8.25%, 2012	500,000	[a,c]	572,500
Notes, 7.75%, 2005	1,000,000		1,017,500
Notes, 7.8%, 2011	1,000,000		1,115,000
Dynegy,
Sr. Notes, 6.875%, 2011	1,750,000		1,638,438
Edison Mission Energy,
Sr. Notes, 7.73%, 2009	3,500,000		3,780,000
El Paso:
Notes, 6.375%, 2009	500,000		505,000
Notes, 7.75%, 2010	2,000,000		2,115,000
Sr. Notes, 7.875%, 2012	1,000,000		1,060,000
MSW Energy/Finance:
Notes, Ser. B, 7.375%, 2010	1,000,000		1,050,000
Sr. Secured Notes, Ser. B, 8.5%, 2010	500,000		547,500
NRG Energy,
Secured Notes, 8%, 2013	1,173,000	[a]	1,302,030
Semco Energy,
Sr. Notes, 7.75%, 2013	1,000,000		1,056,507
Southern Star Central,
Sr. Secured Notes, 8.5%, 2010	750,000		830,625
Tennessee Gas Pipeline,
Debs., 7.5%, 2017	1,500,000		1,676,250
Texas Genco/Financing,
Sr. Notes, 6.875%, 2014	750,000	[a]	804,375
			19,360,100
Total Bonds and Notes
(cost $406,634,804)			426,706,391

The Fund 23

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Preferred Stocks—1.7%	Shares	Value ($)

Broadcasting/Media—.1%
Spanish Broadcasting Systems,
Cum., Ser. B, $ 2.6875	513	563,498
Chemicals—.9%
Celanese,
Cum. Conv., $1.0625	70,000	1,846,250
Huntsman,
Conv., $1.25	40,000	2,350,800
		4,197,050
Packaging—.0%
Owens-Illinois,
Conv., $1.1875	5,150	218,189
Paper/Forestry—.2%
Smurfit-Stone Container,
Cum. Conv., Ser. A, $ 1.75	30,000	776,250
Telecommunications—.5%
Crown Castle International,
Cum. Conv., $ 1.563	44,000	2,172,500
Total Preferred Stocks
(cost $6,884,888)		7,927,487

24

Other Investments—.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,113,000)	2,113,000 [d]	2,113,000

Total Investments (cost $415,632,692)	96.5%	436,746,878

Cash and Receivables (Net)	3.5%	15,735,792

Net Assets	100.0%	452,482,670

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Directors. At February 28, 2005, these securities amounted to
$83,867,542 or 18.5% of net assets.
[b] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[c] Variable rate security—interest rate subject to periodic change.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Telecommunications	8.5	Industrial	4.0
Health Care	7.3	Aerospace/Defense	3.8
Consumer Products	5.6	Non Food & Drug	3.8
Gaming	5.4	Oil & Gas	3.6
Cable/Media	5.0	Building Materials	3.4
Chemicals	4.6	Support Services	3.2
Paper/Forestry	4.5	Other	29.5
Utilities	4.3		96.5

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			413,519,692	434,633,878
Affiliated issuers			2,113,000	2,113,000
Cash				2,998,539
Dividends and Interest receivable				7,938,458
Receivable for investment securities sold				6,768,246
Receivable for shares of Common Stock subscribed				1,684,005
Prepaid expenses				45,833
				456,181,959

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				501,714
Payable for investment securities purchased				1,859,602
Payable for shares of Common Stock redeemed				1,225,527
Accrued expenses				112,446
				3,699,289

Net Assets ($)				452,482,670

Composition of Net Assets ($):
Paid-in capital				429,593,370
Accumulated undistributed investment income—net				1,592,211
Accumulated net realized gain (loss) on investments				182,903
Accumulated net unrealized appreciation
(depreciation) on investments				21,114,186

Net Assets ($)				452,482,670

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	193,036,718	77,404,122	169,064,913	12,976,917
Shares Outstanding	13,586,081	5,451,674	11,930,324	911,305

Net Asset Value Per Share ($)	14.21	14.20	14.17	14.24

See notes to financial statements.
26

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (Unaudited)

Investment Income ($):
Income:
Interest	15,942,303
Cash dividends:
Unaffiliated issuers	66,233
Affiliated issuers	133,771
Total Income	16,142,307
Expenses:
Management fee—Note 3(a)	1,664,430
Distribution fees—Note 3(b)	783,998
Shareholder servicing costs—Note 3(c)	742,608
Registration fees	25,447
Professional fees	21,029
Prospectus and shareholders’ reports	20,278
Custodian fees—Note 3(c)	18,892
Directors’ fees and expenses—Note 3(d)	17,237
Commitment fees	809
Miscellaneous	21,335
Total Expenses	3,316,063
Less—expense reduction in custody fees
due to earnings credits—Note 1(b)	(5,286)
Net Expenses	3,310,777
Investment Income—Net	12,831,530

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,974,436
Net unrealized appreciation (depreciation) on investments	9,143,923
Net Realized and Unrealized Gain (Loss) on Investments	12,118,359
Net Increase in Net Assets Resulting from Operations	24,949,889

See notes to financial statements.
The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004

Operations ($):
Investment income—net	12,831,530	23,106,695
Net realized gain (loss) on investments	2,974,436	(1,721,640)
Net unrealized appreciation
(depreciation) on investments	9,143,923	9,149,527
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,949,889	30,534,582

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(6,486,859)	(11,324,959)
Class B shares	(2,208,544)	(3,695,052)
Class C shares	(4,606,973)	(7,348,141)
Class R shares	(406,563)	(285,877)
Total Dividends	(13,708,939)	(22,654,029)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	53,393,963	150,807,247
Class B shares	9,172,184	31,788,716
Class C shares	32,530,510	96,003,225
Class R shares	2,096,673	12,665,028
Dividends reinvested:
Class A shares	3,833,602	7,249,919
Class B shares	1,124,396	1,911,708
Class C shares	1,999,730	3,092,298
Class R shares	283,485	175,060
Cost of shares redeemed:
Class A shares	(53,780,799)	(94,524,848)
Class B shares	(4,343,782)	(11,251,572)
Class C shares	(24,783,939)	(22,441,129)
Class R shares	(985,501)	(3,840,027)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	20,540,522	171,635,625
Total Increase (Decrease) in Net Assets	31,781,472	179,516,178

Net Assets ($):
Beginning of Period	420,701,198	241,185,020
End of Period	452,482,670	420,701,198
Undistributed investment income—net	1,592,211	2,469,620

28

	Six Months Ended
	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	3,796,199	10,928,343
Shares issued for dividends reinvested	273,861	528,411
Shares redeemed	(3,816,976)	(6,914,083)
Net Increase (Decrease) in Shares Outstanding	253,084	4,542,671

Class B [a]
Shares sold	652,255	2,309,911
Shares issued for dividends reinvested	80,348	139,430
Shares redeemed	(308,279)	(817,624)
Net Increase (Decrease) in Shares Outstanding	424,324	1,631,717

Class C
Shares sold	2,318,109	6,967,475
Shares issued for dividends reinvested	143,155	225,871
Shares redeemed	(1,765,460)	(1,643,033)
Net Increase (Decrease) in Shares Outstanding	695,804	5,550,313

Class R
Shares sold	149,247	923,696
Shares issued for dividends reinvested	20,217	12,804
Shares redeemed	(69,936)	(277,359)
Net Increase (Decrease) in Shares Outstanding	99,528	659,141

a During the period ended February 28, 2005, 20,461 Class B shares representing $287,056 were automatically converted to 20,457 Class A shares and during the period ended August 31, 2004, 39,315 Class B shares representing $540,340 were automatically converted to 39,303 Class A shares.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2005	Year Ended August 31,

Class A Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.85	13.39	12.50
Investment Operations:
Investment income—net [b]	.43	.92	.48
Net realized and unrealized gain
(loss) on investments	.39	.45	.70
Total from Investment Operations	.82	1.37	1.18
Distributions:
Dividends from investment income—net	(.46)	(.91)	(.29)
Net asset value, end of period	14.21	13.85	13.39

Total Return (%) [c]	6.02[d]	10.40	9.55[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[e]	1.18	1.33[e]
Ratio of net expenses to average net assets	1.14[e]	1.16	1.25[e]
Ratio of net investment income
to average net assets	6.15[e]	6.60	6.31[e]
Portfolio Turnover Rate	30.52[d]	62.65	21.71[d]

Net Assets, end of period ($ x 1,000)	193,037	184,674	117,731

[a] From January 31, 2003 (commencement of operations) to August 31, 2003.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

30

	Six Months Ended
	February 28, 2005	Year Ended August 31,

Class B Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.84	13.38	12.50
Investment Operations:
Investment income—net [b]	.39	.84	.44
Net realized and unrealized gain
(loss) on investments	.39	.45	.70
Total from Investment Operations	.78	1.29	1.14
Distributions:
Dividends from investment income-net	(.42)	(.83)	(.26)
Net asset value, end of period	14.20	13.84	13.38

Total Return (%) [c]	5.74[d]	9.83	9.24[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[e]	1.72	1.88[e]
Ratio of net expenses to average net assets	1.67[e]	1.71	1.75[e]
Ratio of net investment income
to average net assets	5.60[e]	6.06	5.77[e]
Portfolio Turnover Rate	30.52[d]	62.65	21.71[d]

Net Assets, end of period ($ x 1,000)	77,404	69,573	45,444

[a]	From January 31, 2003 (commencement of operations) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	February 28, 2005	Year Ended August 31,

Class C Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.81	13.36	12.50
Investment Operations:
Investment income—net [b]	.37	.81	.43
Net realized and unrealized gain
(loss) on investments	.40	.45	.68
Total from Investment Operations	.77	1.26	1.11
Distributions:
Dividends from investment income-net	(.41)	(.81)	(.25)
Net asset value, end of period	14.17	13.81	13.36

Total Return (%) [c]	5.62[d]	9.53	9.00[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[e]	1.96	2.11[e]
Ratio of net expenses to average net assets	1.90[e]	1.94	2.00[e]
Ratio of net investment income
to average net assets	5.36[e]	5.82	5.64[e]
Portfolio Turnover Rate	30.52[d]	62.65	21.71[d]

Net Assets, end of period ($ x 1,000)	169,065	155,189	75,962

[a]	From January 31, 2003 (commencement of operations) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

32

	Six Months Ended
	February 28, 2005	Year Ended August 31,

Class R Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.88	13.42	12.50
Investment Operations:
Investment income—net [b]	.45	.94	.42
Net realized and unrealized gain
(loss) on investments	.39	.46	.80
Total from Investment Operations	.84	1.40	1.22
Distributions:
Dividends from investment income—net	(.48)	(.94)	(.30)
Net asset value, end of period	14.24	13.88	13.42

Total Return (%)	6.14[c]	10.75	9.80[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.90	1.35[d]
Ratio of net expenses to average net assets	.84[d]	.90	1.00[d]
Ratio of net investment income
to average net assets	6.42[d]	6.92	6.11[d]
Portfolio Turnover Rate	30.52[c]	62.65	21.71[c]

Net Assets, end of period ($ x 1,000)	12,977	11,265	2,048

[a]	From January 31, 2003 (commencement of operations) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier High Income Fund (the “fund”) is a separate diversified series of Dreyfus Bond Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to maximize total return consistent with capital preservation and prudent risk management.The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Shenkman Capital Management, Inc. (“Shenkman”) serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors.Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

34

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, adjusted for accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credit from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends payable to shareholders are recorded by the fund on the ex-dividend date.The fund declares and

36

pays dividends from investment income-net monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

On February 28, 2005, the Board of Directors declared a cash dividend per share of $.07 for Class A, $.065 for Class B, $.062 for Class C and $.074 for Class R from undistributed investment income-net, payable on March 1, 2005 (ex-dividend date) to shareholders of record as of the close of business on February 28, 2005.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $591,715 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2004. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal period ended August 31, 2004, was as follows: ordinary income $22,654,029.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 28, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Shenkman, Dreyfus pays Shenkman a fee payable monthly at the annual rate of .30 of 1% of the value of the fund’s average daily net assets.

During the period ended February 28, 2005, the Distributor retained $32,378 from commissions earned on sales of the fund’s Class A shares, and $67,682 and $20,626 from contingent deferred sales charges on redemptions of the fund’s Class B and C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2005, Class B and Class C shares were charged $183,867 and $600,131, respectively, pursuant to the Plan.

38

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2005, Class A, Class B and Class C shares were charged $247,667, $91,933 and $200,044, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2005, the fund was charged $75,137 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement to provide custodial services for the fund. During the period ended February 28, 2005, the fund was charged $18,892 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $260,187, Rule 12b-1 distribution plan fees $126,257, shareholder services plan fees $84,285, custodian fees $6,299 and transfer agency per account fees $24,686.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests it available cash in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2005, amounted to $162,689,572 and $129,140,105, respectively.

At February 28, 2005, accumulated net unrealized appreciation on investments was $21,114,186, consisting of $21,893,107 gross unrealized appreciation and $778,921 gross unrealized depreciation.

At February 28, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund

40

Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 41

For More Information

Dreyfus Premier	Custodian

High Income Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Shenkman Capital Management, Inc.	Distributor

461 Fifth Avenue
Dreyfus Service Corporation
New York, NY 10017
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS BOND FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)